===================================



                                   PROGRESSIVE
                                    CAPITAL
                                  ACCUMULATION
                                      TRUST




                      ===================================
                               SEMI ANNUAL REPORT
                      ===================================



                                  JUNE 30, 2003
                                   (UNAUDITED)




                      ===================================

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


  Comparison of the Change in Value of a $10,000 Investment in the Progressive
         Capital Accumulation Trust and the Standard & Poor's 500 Index






                                [OBJECT OMITTED]





          -----------------------------------------------------------
                     Progressive Capital Accumulation Trust
                           Average Annual Total Return
          ===========================================================

               Six Months*      1 Year      5 Year     10 Year

                 8.27%           1.40%      (0.49%)     4.79%
          ===========================================================


    * Not annualized for the period from December 31, 2002 to June 30, 2003.

     The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions.

          -----------------------------------------------------------

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $5,012,236;
 see Schedule of Investments, Notes 1, 2, & 5).......  $  5,070,088
Cash ................................................       268,328
Dividends and interest receivable....................         3,429
Other assets.........................................         1,769
                                                        -----------
    Total assets.....................................     5,343,614
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3)......        30,541
                                                        -----------
    Total liabilities................................        30,541
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value, amount paid in on 332,727 shares
 outstanding) (Note 1)...............................     5,226,580
Distributable earnings (Notes 1 & 4).................        86,493
                                                        -----------
    Net assets (equivalent to $15.97 per share, based
     on 332,727 capital shares outstanding)..........   $ 5,313,073
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2003
                                   (Unaudited)


Income:
 Dividends...........................................   $    12,646
 Interest............................................         7,972
                                                        -----------
    Total income.....................................        20,618
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................       16,088
 Pricing and bookkeeping fees (Note 4)...............        9,166
 Transfer fees (Note 4)..............................        5,950
 Legal fees..........................................        2,652
 Audit and accounting fees...........................        6,391
 Custodian fees......................................        1,075
 Trustees' fees and expenses.........................          493
 Other expenses......................................        2,883
                                                        -----------
    Total expenses...................................       44,698
                                                        -----------

Net investment loss..................................      (24,080)
                                                        -----------

Realized and unrealized gain on investments:
  Realized loss on investments-net...................     (102,579)
  Increase in net unrealized appreciation in investments   470,751
                                                        -----------
    Net gain on investments..........................      368,172
                                                        -----------

Net increase in net assets resulting from operations.   $  344,092
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS




                                            Six Months
                                              Ended         Year Ended
                                          June 30, 2003    December 31,
                                           (Unaudited)        2002
                                          --------------   ------------
From operations:
 Net investment loss ....................   $ (24,080)        (42,077)
 Realized (loss) gain on investments, net    (102,579)       (336,103)
 Increase (decrease) in net unrealized
  appreciation in investments............     470,751        (720,528)
                                          -------------    ------------
    Net increase (decrease) in net assets
     resulting from operations...........     344,092      (1,098,708)
                                          -------------    ------------
Distributions to shareholders:
  From net investment income ............       --             --
  From net realized gain on investments..       --             --
                                          --------------   ------------
    Total distributions to shareholders..       --             --
                                          --------------   ------------

From capital share transactions:
                        Number of Shares
                         2003      2002
                       --------- ---------
Proceeds from sale of
  shares..............  43,084     4,326       693,142       77,175
Shares issued to
 shareholders in
 distributions
 reinvested...........    --        --           --           --
Cost of shares
 redeemed.............  (4,589)   (13,407)     (65,217)    (216,081)
                       --------- ---------   ------------ -----------
Increase (decrease)
 in net assets resulting
 from capital
 share transactions...  38,495     (9,081)     627,925     (138,906)
                       ========= =========   ----------- -----------

Net increase (decrease) in net assets....      972,017   (1,237,614)
Net assets:
  Beginning of period....................    4,341,056    5,578,670
                                            -----------  ------------
  End of period (including undistributed
   net investment income of $933,408 and
        $957,488, respectively).......... $ 5,313,073    $4,341,056
                                          =============  ============



   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                           Six
                         Months
                          Ended          Year Ended December 31,
                       June 30,2003
                       (Unaudited)   2002     2001      2000     1999
                       ------------  ----------------------------------

Investment income       $ 0.39      $ 0.05  $ (0.09)  $ (2.25)  $ 4.15
(loss)...............
Expenses, net........     0.83        0.09     (0.13)   (3.13)    5.16
                       ------------  ----------------------------------
Net investment income
(loss)...............    (0.44)      (0.04)     0.04     0.88    (1.01)
Net realized and
 unrealized
 gain (loss) on
 investments.........     1.66       (3.60)    (3.19)   (1.94)    6.57
Distributions to shareholders:
  From net investment
  income.............      --         --         --     (1.45)   (0.29)
  From net realized
  gain
  on investments.....      --         --         --     (2.31)   (0.23)
                       ------------  ----------------------------------
Net increase (decrease)
 in net asset value..     1.22       (3.64)     (3.15)  (4.82)    5.04
Net asset value:
 Beginning of period.    14.75       18.39      21.54   26.36    21.32
                       ------------  ----------------------------------
 End of period.......  $ 15.97      $14.75     $18.39  $21.54   $26.36
                       ============  ==================================

Total Return.........     8.27%     (19.79)%   (14.62)% (4.13)%  26.10%
Ratio of expenses to
 average net assets..     2.03%       1.92%      1.64%   1.46%    1.66%
Ratio of net
investment income
 to average net assets.  (1.09)%     (0.87)%    (0.50)% (0.41)%  (0.32)%
Portfolio turnover...     0.74        0.13       0.05    0.02     0.28
Average commission        0.0534      0.0563     0.0473  0.0556   0.0510
rate paid............
Number of shares out-
 standing at end of
period...............    332,727     294,232    303,313  315,931  268,628


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)


                                                             Value
 Quantity                                                   (Note 1)
COMMON STOCKS - 71.17%
         Air Transport Industry -- 1.98%
 1,700   Fedex Corporation..............................    105,451
                                                         ----------

         Bank Industry -- 3.59%
 2,200   Bank of New York Company, Incorporated.........     63,250
 2,983   Citigroup, Incorporated........................    127,672
                                                         ----------
                                                            190,922
                                                         ----------

         Biotechnology Research & Development
         Industry -- 1.33%
 1,500   Biovail*.......................................     70,590
                                                         ----------

         Chemical (Specialty) Industry -- 1.47%
 1,300   Praxair, Incorporated..........................     78,130
                                                         ----------

         Computer & Peripherals Industry -- 0.57%
 2,900   EMC Corporation*...............................     30,363
                                                         ----------

         Computer Networks Industry -- 1.39%
 4,600   Network Appliance*.............................     73,968
                                                         ----------

         Computer Software & Services Industry --
         3.98%
 2,500   AOL Time Warner, Incorporated*.................     40,225
 1,400   Automatic Data Processing, Incorporated........     47,404
 2,300   Computer Sciences*.............................     87,722
 3,000   Oracle Corporation*............................     36,030
                                                         ----------
                                                            211,381
                                                         ----------

         Diversified Company Industry -- 3.93%
    86   Berkshire Hathaway Class B*....................    208,722
                                                         ----------


 * Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                   (Note 1)
         Drug Industry -- 8.54%
 3,000   Amgen, Incorporated*...........................    197,820
 7,500   Pfizer, Incorporated...........................    256,125
                                                         ----------
                                                            453,945
                                                         ----------

         Electrical Equipment Industry -- 2.70%
 5,000   General Electric Company.......................    143,400
                                                         ----------

         Food Processing Industry -- 2.26%
 3,930   Tootsie Roll Industries, Incorporated..........    119,840
                                                         ----------

         Food Services Industry -- 0.65%
 4,120   Ahold Limited, ADR.............................     34,484
                                                         ----------

         Food Wholesalers Industry -- 4.52%
 8,000   Sysco Corporation..............................    240,320
                                                         ----------

         Household Products Industry -- 2.85%
 1,700   Procter & Gamble Company.......................    151,606
                                                         ----------

         Insurance (Diversified) Industry -- 4.76%
 3,500   American International Group...................    193,130
 1,733   Choicepoint, Incorporated*.....................     59,824
                                                         ----------
                                                            252,954
                                                         ----------

         Insurance (Life) Industry -- 2.32%
 4,000   AFLAC, Incorporated............................    123,000
                                                         ----------

         Investment Company (Biotech) Industry --
         3.25%
 1,400   Biotech Holders, ADR...........................    172,550
                                                         ----------

 * Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                   (Note 1)
         Management Services Industry -- 1.89%
 2,500   Convergys Corporation*.........................     40,000
 1,300   KLA-Tencor Corporation*........................     60,398
                                                         ----------
                                                            100,398
                                                         ----------

         Medical Supplies Industry -- 6.03%
 3,200   Abbott Laboratories............................    140,032
 2,600   Stryker Corporation............................    180,362
                                                         ----------
                                                            320,394
                                                         ----------

         Newspaper Industry -- 1.93%
 2,250   New York Times Class A.........................    102,375
                                                         ----------

         Office Equipment & Supplies Industry --
         2.26%
 6,550   Staples, Incorporated*.........................    120,193
                                                         ----------

         Retail Building Supply Industry -- 2.46%
 3,950   Home Depot, Incorporated.......................    130,824
                                                         ----------

         Retail Store Industry -- 2.15%
 6,250   Dollar General.................................    114,125
                                                         ----------

         Semiconductor Industry -- 1.18%
 3,000   Intel Corporation..............................     62,430
                                                         ----------

         Telecommunication Equipment Industry --
         2.16%
 6,000   ADC Telecom*...................................     13,800
 1,557   Agilent Technology*............................     30,440
 4,200   Cisco Systems, Incorporated*...................     70,518
                                                         ----------
                                                            114,758
                                                         ----------


 * Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                   (Continued)



                                                             Value
 Quantity                                                   (Note 1)
         Telecommunication Services Industry --
         1.02%
 1,500   Qualcomm, Incorporated.........................     54,045
                                                         ----------

         Total common stocks (cost $3,735,586).........   3,781,168
                                                         ----------

FOREIGN TIME DEPOSITS -- 3.61%
 166,493 Euros, maturing 07/14/03 at 2.20%
        (cost $179,396)................................     191,667
                                                         ----------

UNITED STATES TREASURY BILLS -- 20.65%
1,100,000Treasury Bill, 1.07% yield, maturing 08/21/03
         (at cost) ..................................... 1,097,254
                                                         -----------

         Total investments (cost $5,012,236)...........  5,070,089
                                                         ----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 4.57%..........   242,984
                                                         ----------

         Total Net Assets.............................. $5,313,073
                                                        ===========







 * Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003


1. Significant accounting policies:
Progressive Capital Accumulation Trust, a Massachusetts business trust (the
   "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at 4:00 pm EST or the close of the NYSE, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 2003, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,000,674. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $942,822. Net unrealized appreciation in investments at June 30, 2003 was $57,852.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003


                                   (Continued)

3. Investment advisory service agreements:
   The investment advisory contract with Progressive Investment Management, Inc. (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2003, investment advisory fees of $3,170 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.
   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Wincanton Partners (formerly Meeschaert & Co., Inc.), the Trust's distributor, received $1,235 in brokerage commissions during the six months ended June 30, 2003.
   Fees earned by Progressive Investment Management, Inc. for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 2003 were $9,166.
   As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:
     Accumulated undistributed net investment
      income...................................   $     933,408
     Accumulated realized loss from security
      transactions.............................        (904,767)
     Net unrealized appreciation in value of
      investments..............................          57,852
                                                  =============
                                                  $      86,493
                                                  =============

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2003 were:
    Cost of securities acquired:
      Government and investments backed by such
       securities.............................    $   2,044,511
      Other investments.......................          917,297
                                                  -------------
                                                  $   2,961,808
                                                  =============
    Proceeds from sales and maturities:
      Government and investments backed by such
       securities.............................    $  1,944,269
      Other investments.......................         487,404
                                                  -------------
                                                  $  2,431,673
                                                  =============

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST



                              OFFICERS AND TRUSTEES




ERNIE BUTLER                                 Trustee
President, I.E. Butler Securities

SPENCER H. LE MENAGER                        Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                            Chairman
President, F.L. Putnam                       and Trustee
Securities Company, Incorporated
J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer

DAVID Y. WILLIAMS                            President, Secretary
President and Director, Wincanton Partners   and Trustee
President and Director, Anchor Investment
Management Corporation
Vice President and Director, Progressive
Investment Management, Inc.

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                                       14
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                                       15

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST



                      INVESTMENT ADVISER AND ADMINISTRATOR
                     Progressive Investment Management, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                   DISTRIBUTOR
                               Wincanton Partners
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                 40 Grove Street, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219





This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

         Information with respect to Disclosure Controls and Procedures

The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 30, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is recorded, processed, summarized and reported within the time periods specified in the Security & Exchange Commission rules and forms, including, without limitation, that such controls and procedures are designed to ensure that such information is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to
the date of the most recent  evaluation, including   that  there has  been no
corrective actions with regard to significant deficiencies and material weaknesses.